Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Premium and other capital reserves	Capital reserve for transactions with controlling Shareholders	Accumulated loss	Total
Balance at Dec. 31, 2023	$ 20,952	$ 1,542	$ (20,273)	$ 2,221
Issuance of common stock in the IPO, net of underwriting Commission and offering costs	4,254			4,254
Share-based compensation	428			428
SAFE conversion	409			409
Total comprehensive loss			(696)	(696)
Balance at Jun. 30, 2024	26,043	1,542	(20,969)	6,616
Balance at Dec. 31, 2024	26,625	1,542	(22,620)	5,547
Exercise of options	49			49
Issuance of common stock, net	2,392			2,392
Share-based compensation	252			252
Total comprehensive loss			(1,636)	(1,636)
Balance at Jun. 30, 2025	$ 29,318	$ 1,542	$ (24,256)	$ 6,604